Income Taxes - Summary of Reconciliation Between Expenses of Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before income tax	¥ (108,905)	$ (15,790)	¥ (140,552)	¥ (224,989)
Income tax expense computed at PRC statutory rate	(27,226)	(3,947)	(35,138)
International tax rate differential	5,596	811	6,023
Preferential tax rate	5,518	800	21,437
Deferred tax items tax rate differential	(5,399)	(783)	(22,935)
Research and development super-deduction	(28,463)	(4,127)	(32,595)
Non-deductible expenses	4,367	633	8,092
Deferred tax expense	(679)	(98)	0
Non-taxable income	(157)	(23)	0
Recognition of prior year tax loss	0	0	(4,851)
Changes in valuation allowance	45,988	6,668	59,999
Income tax expense	¥ (455)	$ (66)	¥ 32	¥ 86